Accrued Liabilities and Other Payables	6 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2022 and June 30, 2022, accrued liabilities and other payables consisted of the following:

	As of December 31,	As of June 30,
	2022	2022
Payroll payables	$130,139	$126,336
Other payables	169,456	102,873
	$299,595	$229,209